CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2024
CASH AND CASH EQUIVALENTS.
Schedule of cash and cash equivalents

By item	12.31.2024	12.31.2023
	ThCh$	ThCh$
Cash	360,472	552,062
Bank balances	139,876,935	119,335,228
Other fixed rate instruments	108,661,597	183,796,393
Cash and cash equivalents	248,899,004	303,683,683

By currency	12.31.2024	12.31.2023
	ThCh$	ThCh$
USD	14,817,741	9,462,829
EUR	234,718	437,604
ARS	12,461,057	18,340,987
CLP	140,155,381	140,758,085
PYG	32,690,023	38,469,449
BRL	48,540,084	96,214,729
Cash and cash equivalents	248,899,004	303,683,683